Prepayments, Deposits and Other Current Assets	12 Months Ended
Jun. 30, 2022
Prepayment And Other Current Assets Abstract
PREPAYMENTS, DEPOSITS AND OTHER CURRENT ASSETS

NOTE 5 – PREPAYMENTS, DEPOSITS AND OTHER CURRENT ASSETS

Prepayments, deposits and other current assets as of June 30, 2022 and 2021 consisted of the following:

	2022	2021
Deposits for potential acquisitions*	$6,011,058	$3,400,000
Prepaid for marketing fee**	1,865,219	2,333,358
Performance deposits***	2,086,003	2,167,149
Prepaid consulting services fee	545,732	2,110,000
Prepaid office deposit****	14,006	1,931,107
Other current assets	743,392	-
Prepaid income tax expenses	-	315,015
Prepaid office rental fee	-	26,006
Total prepayments, deposits and other current assets	$11,265,410	$12,282,665

*

On April 30, 2021, the Company entered into two agreements with Premium Bright Corporate Advisory Limited (“Premium”) in which Premium will find target companies for the Company to acquire in order to expand its business into financial lending services. The Company prepaid a retainer of $1,800,000 to Premium, who is still actively searching for target companies as of June 30, 2022.

On January 20, 2022, the Company and E-Home Pingtan entered into an equity transfer agreement to acquire 60% equity interests in YouYou Cleaning Co., Ltd. (“Youyou”) in consideration of (i) RMB4 million (approximately $0.60 million) in cash and (ii) 2,702,826 ordinary shares of the Company at a fair value of $2,000,091 (par value of $270 and additional paid-in capital of $1,999,821). The Company paid the consideration on February 3, 2022 however, the legal formalities to transfer the control to the Company were not completed as of June 30, 2022 and recorded paid consideration of $2,464,049 as deposits paid for potential acquisition.

On January 20, 2022, the Company and E-Home Pingtan entered into an equity transfer agreement to acquire 40% equity interests in Shenzhen Chinese Enterprises Industrial LianBao Appliance Service Co., Ltd. (“Lianbao”) in consideration for 5,823,363 ordinary shares issued on March 2, 2022 of the Company at a fair value of $3,743,258 (par value of $582 and additional paid-in capital of $3,742,676). In June 2022, the Company reached an agreement with Lianbao and its controlling shareholders to terminate the acquisition since the financial position of Lianbao had changed after the equity transfer agreement being signed. In accordance with the termination agreement all related issued shares will be returned by December 31, 2022. Accordingly, the Company has recorded the $1,747,009 as other receivables based on the fair value of the shares as of June 30, 2022 to be received. For the year ended June 30, 2022, the Company recorded fair value adjustment of $1,996,249.

On May 28, 2021, the Company entered into an agreement with Yuwin Group Limited (“Yuwin”) in which Yuwin will provide advisory service to acquire 55% ownership of Fujian Ruiquan Care Services Co., Ltd. The Company prepaid deposit for the acquisitions of $1,000,000 to Yuwin in June 2021. The acquisition was terminated and Yuwin returned the deposit to the Company in July 2021.

On June 1, 2021, the Company entered into an equity transfer agreement with the shareholder of South Pacific Holding Group Limited (“South Pacific”) in which the Company will acquire 30% ownership of South Pacific. The Company prepaid deposit for the acquisitions of $600,000 to South Pacific in June 2021. In July 2021, the acquisition was terminated and South Pacific returned the deposit to the Company in April 2022.

**	The Company entered into several agreements with its suppliers for designing, marketing, and branding services. Prepaid marketing fees are amortized during the contract periods which range from 1 year to 3 years.

***	In January 2020, E-Home Pingtan entered into three agreements with three new outlets for business cooperation purposes. These refundable performance deposits were mainly paid for the business introduction services in which the outlets promised to refer business and customers to E-Home Pingtan within three years. The outlets agreed to return the deposits to E-Home Pingtan in case of termination of the agreements. The Company terminated the agreement with one outlet and received refund of performance deposit from the outlet of $756,704 in April 2021.

****	On June 20, 2021, E-Home Pingtan entered into an agreement with an unaffiliated individual to purchase an office for $4,416,120 (RMB 30,000,000). The Company prepaid $1,931,107 (RMB 12,000,000) to the individual in June 2021. The office was transferred to the Company in February 2022 and currently under renovation for daily operation use of the Company.